Cover Page	6 Months Ended
Jun. 30, 2022
Entity Listings [Line Items]
Document Type	S-1
Entity Registrant Name	View, Inc.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001811856